SHARE-BASED PAYMENTS - Share-based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED PAYMENTS
Share based payments expense	$ 2,447	$ 2,329
Stock options
SHARE-BASED PAYMENTS
Share based payments expense	1,396	1,350
RSUs
SHARE-BASED PAYMENTS
Share based payments expense	743	738
Deferred Share Unit Plan
SHARE-BASED PAYMENTS
Share based payments expense	$ 308	$ 241